UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam Equity Income Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	3.71%
Communications	8.91%
Consumer, Cyclical	6.12%
Consumer, Non-cyclical	20.97%
Energy	11.03%
Financial	24.91%
Industrial	8.16%
Technology	6.53%
Utilities	4.76%
Short Term Investments	4.90%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/13)	(6/28/13)	(1/01/13 – 6/28/13)

Actual	$1,000.00	$1,152.80	$5.81

Hypothetical (5% return before expenses)	$1,000.00	$1,019.12	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.70%
50,740	Ashland Inc	$4,236,790
29,800	Celanese Corp Class A	1,335,040
86,900	Freeport-McMoRan Copper & Gold Inc	2,399,309
77,090	International Paper Co	3,415,858
84,300	LyondellBasell Industries NV Class A	5,585,718

		16,972,715

Communications — 9.07%
79,800	AT&T Inc	2,824,920
73,800	CenturyLink Inc	2,608,830
350,050	Cisco Systems Inc	8,509,716
270,550	Comcast Corp Class A	10,732,718
55,600	Symantec Corp	1,249,332
101,010	Time Warner Inc	5,840,398
58,530	Verizon Communications Inc	2,946,400
241,100	Vodafone Group PLC Sponsored ADR	6,929,214

		41,641,528

Consumer, Cyclical — 5.87%
25,360	Autoliv Inc	1,962,610
19,244	CST Brands Inc (a)	592,908
78,300	CVS Caremark Corp	4,477,194
80,000	Delphi Automotive PLC	4,055,200
228,560	Ford Motor Co	3,535,823
88,600	Hasbro Inc (b)	3,971,938
22,800	Johnson Controls Inc	816,012
37,284	Taylor Morrison Home Corp Class A (a)	908,984
51,120	TRW Automotive Holdings Corp (a)	3,396,413
73,700	Walgreen Co	3,257,540

		26,974,622

Consumer, Non-cyclical — 21.33%
57,635	ADT Corp	2,296,755
135,500	Altria Group Inc	4,741,145
130,000	Baxter International Inc	9,005,100
27,800	Bunge Ltd	1,967,406
143,400	Cigna Corp	10,395,066
127,700	Coca-Cola Enterprises Inc	4,489,932
71,782	Coty Inc Class A (a)(b)	1,233,215
76,350	Covidien PLC	4,797,834
70,900	Dr Pepper Snapple Group Inc	3,256,437
218,300	Eli Lilly & Co	10,722,896
119,230	Johnson & Johnson	10,237,088
47,900	Kraft Foods Group Inc	2,676,173
61,300	Kroger Co	2,117,302
37,730	McGraw Hill Financial Inc	2,006,859
110,700	Merck & Co Inc	5,142,015
233,528	Pfizer Inc	6,541,119
45,650	Philip Morris International Inc	3,954,203
12,100	Pinnacle Foods Inc	292,215
68,500	St Jude Medical Inc	3,125,655

Shares			Value

Consumer, Non-cyclical — (continued)
62,700	UnitedHealth Group Inc	$	4,105,596
34,700	Zimmer Holdings Inc		2,600,418
73,604	Zoetis Inc		2,273,612

			97,978,041

Energy — 11.22%
16,900	Apache Corp		1,416,727
2,000	Chevron Corp		236,680
27,500	Eni SpA Sponsored ADR		1,128,600
93,100	Exxon Mobil Corp		8,411,585
405,900	Marathon Oil Corp		14,036,022
104,800	Marathon Petroleum Corp		7,447,088
25,000	Noble Energy Inc		1,501,000
9,400	Occidental Petroleum Corp		838,762
151,203	Royal Dutch Shell PLC ADR		9,646,751
16,862	Total SA (c)		822,775
173,400	Valero Energy Corp		6,029,118

			51,515,108

Financial — 23.95%
119,100	American International Group Inc (a)		5,323,770
40,100	American Tower Corp REIT		2,934,117
50,500	Aon PLC		3,249,675
218,400	Bank of America Corp		2,808,624
29,800	Capital One Financial Corp		1,871,738
189,500	Charles Schwab Corp		4,023,085
246,253	Citigroup Inc		11,812,756
82,900	CME Group Inc		6,298,742
34,300	Discover Financial Services		1,634,052
15,740	Everest Re Group Ltd		2,018,813
22,400	Hartford Financial Services Group Inc		692,608
47,500	Hatteras Financial Corp REIT		1,170,400
75,500	Invesco Ltd		2,400,900
236,700	JPMorgan Chase & Co		12,495,393
240,030	MetLife Inc		10,983,773
499,883	MFA Financial Inc REIT		4,224,011
52,150	PartnerRe Ltd		4,722,704
36,916	Popular Inc (a)		1,119,662
145,120	State Street Corp		9,463,275
127,900	US Bancorp		4,623,585
133,810	Validus Holdings Ltd		4,833,217
125,610	Wells Fargo & Co		5,183,925
40,400	Willis Group Holdings PLC		1,647,512
147,644	XL Group PLC		4,476,566

			110,012,903

Industrial — 8.30%
22,700	General Dynamics Corp		1,778,091
55,000	Honeywell International Inc		4,363,700
54,260	L-3 Communications Holdings Inc		4,652,252
115,610	Northrop Grumman Corp		9,572,508
33,100	Owens Corning (a)		1,293,548
60,800	Raytheon Co		4,020,096
56,300	Sealed Air Corp		1,348,385

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
24,000	Stanley Black & Decker Inc	$1,855,200
38,300	Thermo Fisher Scientific Inc	3,241,329
75,470	Tyco International Ltd	2,486,737
37,500	United Technologies Corp	3,485,250

		38,097,096

Technology — 6.64%
7,400	Apple Inc	2,930,992
57,340	Dun & Bradstreet Corp (b)	5,587,783
175,100	EMC Corp	4,135,862
68,100	Fidelity National Information Services Inc	2,917,404
111,800	Intel Corp	2,707,796
7,500	KLA-Tencor Corp	417,975
82,711	NXP Semiconductor NV (a)	2,562,387
62,700	Oracle Corp	1,926,144
74,028	SanDisk Corp (a)	4,523,111
80,300	Texas Instruments Inc	2,800,061

		30,509,515

Utilities — 3.52%
65,300	Ameren Corp	2,248,932
56,600	American Electric Power Co Inc	2,534,548
129,800	Calpine Corp (a)	2,755,654
26,500	Edison International	1,276,240
77,200	FirstEnergy Corp	2,882,648
34,700	NextEra Energy Inc	2,827,356
53,600	NRG Energy Inc	1,431,120
7,700	PPL Corp	233,002

		16,189,500

TOTAL COMMON STOCK — 93.60% (Cost $348,272,404)		$429,891,028

Principal Amount

CONVERTIBLE BONDS

Consumer, Cyclical — 0.35%
$ 662,000	WESCO International Inc
	6.00%, 09/15/2029	1,627,693

Financial — 0.42%
1,870,000	MGIC Investment Corp
	5.00%, 05/01/2017	1,906,231

TOTAL CONVERTIBLE BONDS — 0.77% (Cost $2,938,461)		$3,533,924

Shares		Value

CONVERTIBLE PREFERRED STOCK
Financial — 0.97%
322,009	2010 Swift Mandatory Common Exchange Security Trust(d)(e), 6.00%	$4,443,113
Utilities — 1.31%
111,575	PPL Corp, 8.75%	6,037,323

TOTAL CONVERTIBLE PREFERRED STOCK — 2.28% (Cost $10,191,640)		$10,480,436

PREFERRED STOCK
Basic Materials — 0.08%
18,499	ArcelorMittal	346,856

TOTAL PREFERRED STOCK — 0.08% (Cost $462,475)		$346,856

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.98%

$ 13,681,999	Federal Home Loan Mortgage Corp 0.00%(f), 07/01/2013	13,681,999

Reverse Repurchase Agreements — 2.00%
2,181,155	Undivided interest of 16.19% in a repurchase agreement (principal amount/value $13,640,222 with a maturity value of $13,640,347) with HSBC Securities (USA) Inc, 0.11%, dated 6/28/13 to be repurchased at $2,181,155 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 7/15/13 - 7/15/32, with a value of $13,913,096. (g)	2,181,155

459,186	Undivided interest of 3.59% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $459,186 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (g)	459,186

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 2,181,156	Undivided interest of 4.43% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $2,181,156 on 7/1/13 collateralized by Federal National Mortgage Association, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (g)	$	2,181,156

2,181,156	Undivided interest of 8.00% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $2,181,156 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (g)		2,181,156

Principal Amount				Value

Reverse Repurchase Agreements — (continued)
$ 2,181,156	Undivided interest of 8.90% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $2,181,156 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (g)		$	2,181,156

				9,183,809

TOTAL SHORT TERM INVESTMENTS — 4.98% (Cost $22,865,808)			$	22,865,808

TOTAL INVESTMENTS — 101.71% (Cost $384,730,788)		$		467,118,052

OTHER ASSETS & LIABILITIES, NET — (1.71)%		$		(7,832,775)

TOTAL NET ASSETS — 100.00%		$		459,285,277

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 28, 2013.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security; at June 28, 2013, the aggregate cost and fair value of restricted securities was $4,159,985 and $4,443,113, respectively, representing 0.97% of net assets.
(e)	Illiquid security; at June 28, 2013, the aggregate cost and fair value of illiquid securities was $4,159,985 and $4,443,113, respectively, representing 0.97% of net assets.
(f)	The security’s yield to maturity was less than 0.01%.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Putnam Equity Income Fund

ASSETS:
Investments in securities, fair value (including $8,977,777 of securities on loan)(a)	$457,934,243
Reverse repurchase agreements, fair value(b)	9,183,809
Cash	583,804
Cash denominated in foreign currencies(c)	11,007
Dividends and interest receivable	970,356
Subscriptions receivable	258,324

Total Assets	468,941,543

LIABILITIES:
Payable to investment adviser	390,092
Payable upon return of securities loaned	9,183,809
Redemptions payable	82,365

Total Liabilities	9,656,266

NET ASSETS	$459,285,277

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,538,288
Paid-in capital in excess of par	360,078,835
Net unrealized appreciation on investments and foreign currency translations	82,387,244
Undistributed net investment income	234,375
Accumulated net realized gain on investments and foreign currency transactions	13,046,535

TOTAL NET ASSETS	$459,285,277

CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	35,382,882

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.98

(a) Cost of investments	$375,546,979
(b) Cost of reverse repurchase agreements	$9,183,809
(c) Cost of cash denominated in foreign currencies	$11,027

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Putnam Equity Income Fund

INVESTMENT INCOME:
Interest	$10,874
Income from securities lending	44,729
Dividends	5,651,609
Foreign withholding tax	(26,355)

Total Income	5,680,857

EXPENSES:
Management fees	2,233,173

Total Expenses	2,233,173

NET INVESTMENT INCOME	3,447,684

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	14,947,292
Net change in unrealized appreciation on investments and foreign currency translations	36,621,664

Net Realized and Unrealized Gain on Investments and Foreign Currency	51,568,956

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,016,640

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Putnam Equity Income Fund

OPERATIONS:
Net investment income	$3,447,684	$6,545,999
Net realized gain on investments	14,947,292	4,528,661
Net change in unrealized appreciation on investments	36,621,664	47,729,683

Net Increase in Net Assets Resulting from Operations	55,016,640	58,804,343

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(47,012)
From net investment income	(3,213,309)	(6,542,637)

Total Distributions	(3,213,309)	(6,589,649)

CAPITAL SHARE TRANSACTIONS:
Shares sold	79,975,885	87,154,878
Shares issued in reinvestment of distributions	3,213,309	6,589,649
Shares redeemed	(44,113,747)	(74,696,827)

Net Increase in Net Assets Resulting from Capital Share Transactions	39,075,447	19,047,700

Total Increase in Net Assets	90,878,778	71,262,394

NET ASSETS:
Beginning of period	368,406,499	297,144,105

End of period (a)	$459,285,277	$368,406,499

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	6,142,708	8,240,560
Shares issued in reinvestment of distributions	250,258	608,046
Shares redeemed	(3,496,398)	(6,941,625)

Net Increase	2,896,568	1,906,981

(a) Including undistributed net investment income:	$234,375	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West Putnam Equity Income Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$11.34		$9.72		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(b)	0.21	(b)	0.09
Net realized and unrealized gain (loss)	1.63		1.61		(0.28)

Total From Investment Operations	1.73		1.82		(0.19)

LESS DISTRIBUTIONS:
From return of capital	–		(0.00	)(c)	(0.00	)(c)
From net investment income	(0.09)		(0.20)		(0.09)

Total Distributions	(0.09)		(0.20)		(0.09)

NET ASSET VALUE, END OF PERIOD	$12.98		$11.34		$9.72

TOTAL RETURN(d)	15.28%	(e)	18.88%		(1.88%	)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$459,285		$368,406		$297,144
Ratio of expenses to average net assets	1.10%	(f)	1.10%		1.10%	(f)
Ratio of net investment income to average net assets	1.70%	(f)	1.93%		1.79%	(f)
Portfolio turnover rate	20%	(e)	56%		49%	(e)

(a)	The Fund’s inception date was June 16, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Notes to Financial Statements

(Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 28, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Convertible Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3		Total
Assets
Fixed Income Investments:
Convertible Bonds (a)	$—	$3,533,924	$—	$	3,533,924
Equity Investments:(a)
Convertible Preferred Stock	—	10,480,436	—		10,480,436
Domestic Common Stock	367,845,053	—	—		367,845,053
Foreign Common Stock	61,223,200	822,775	—		62,045,975
Preferred Stock	—	346,856	—		346,856
Short Term Investments (a)	—	22,865,808	—		22,865,808

Total Investments	$429,068,253	$38,049,799	$0	$	467,118,052

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 28, 2013

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $107,093,630 and $80,376,644, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 28, 2013

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $385,073,123. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $86,584,275 and gross depreciation of securities in which there was an excess of tax cost over value of $4,539,346 resulting in net appreciation of $82,044,929.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $8,977,777 and received collateral of $9,183,809 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-year period ended December 31, 2012 and quarterly returns for the third and fourth quarters ended December 31, 2011 and for the one-year period ended December 31, 2012. The Board only assessed short-term performance due to the Fund’s recent inception in June of 2011. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted

how the Fund performed relative to returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that the Fund was in the first quartile of its peer group for the annualized one-year period ended December 31, 2012 (the first quartile being the best performers and the fourth quartile being the worst performers) and outperformed its benchmark for the same period. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fees and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee less Non-Management Expenses and Administrative Fee were greater than the respective median and average contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that with respect to the Fund’s total annual operating expense ratio, the Fund was in the third quartile of its peer group of funds (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). However, the Board noted that the Fund’s expense ratio was lower than the average expense ratio and the same as the median expense ratio of the funds in its peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by

GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.        CODE OF ETHICS.

Not required in filing.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013